Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jul. 22, 2021	Dec. 31, 2022
PIPE Subscription Agreement
Commitments and Contingencies
Minimum period of resale of stock		45 days
Adjustment VWAP period		30 days
Share price		$ 10.00
PIPE Subscription Agreement | Volume-Weighted Average Price
Commitments and Contingencies
Share price		$ 7.00
IPO
Commitments and Contingencies
Cash underwriting discount and commission (in percentage)		2.00%
Aggregate underwriter cash discount and commissions		$ 1,600,000
Gross proceeds of the IPO		3.5
Value of gross proceeds from IPO	$ 80,000,000	$ 2,800,000